CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)		Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2016		$ 7,994,373	$ 4,282,938	$ 277,893	$ 1,037,415	$ (6,898)	$ 5,591,348	$ (11,355,752)	$ 2,229,969
Number of shares outstanding at beginning of period at Dec. 31, 2016		74,248,797
Share issues:
Shares issued for private placement		$ 850,846	391,154	0	0	0	391,154	0	1,242,000
Number of Shares issued for private placement		12,670,000
Share issue costs		$ (58,323)	0	0	0	0	0	0	(58,323)
Share-based payment		0	0	0	110,564	0	110,564	0	110,564
Comprehensive loss		$ 0	0	0	0	26,776	26,776	(1,906,297)	(1,879,521)
Number of shares outstanding at end of period at Dec. 31, 2017		86,918,797
Equity at end of period at Dec. 31, 2017		$ 8,786,896	4,674,092	277,893	1,147,979	19,878	6,119,842	(13,262,049)	1,644,689
Share issues:
Shares issued for private placement		$ 851,354	430,646	0	0	0	430,646	0	1,282,000
Number of Shares issued for private placement		21,515,000
Share issue costs		$ (55,844)	0	0	0	0	0	0	(55,844)
Share-based payment		0	0	0	141,124	0	141,124	0	141,124
Comprehensive loss		$ 0	0	0	0	(16,548)	(16,548)	(1,885,332)	(1,901,880)
Number of shares outstanding at end of period at Dec. 31, 2018		108,433,797
Equity at end of period at Dec. 31, 2018		$ 9,582,406	5,104,738	277,893	1,289,103	3,330	6,675,064	(15,147,381)	1,110,089
Share issues:
Shares issued for private placement		$ 204,766	77,234	0	0	0	77,234	0	282,000
Number of Shares issued for private placement		5,640,000
Share issue costs	[1]	$ (54,033)	0	0	0	0	0	0	(54,033)
Share-based payment		0	0	0	9,369	0	9,369	0	9,369
Comprehensive loss		$ 0	0	0	0	20,714	20,714	(2,097,599)	(2,076,885)
Number of shares outstanding at end of period at Dec. 31, 2019		114,073,797
Equity at end of period at Dec. 31, 2019		$ 9,733,139	$ 5,181,972	$ 277,893	$ 1,298,472	$ 24,044	$ 6,782,381	$ (17,244,980)	$ (729,460)

[1]	Note 8.